Consolidated Statements of Shareholder's Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Common Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Income/Loss [Member]	Shareholders' equity in the Company [Member]	Shareholders' equity in the Company [Member] Cumulative Effect, Period of Adoption, Adjustment	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2019	$ 2,063,707		$ 1,252	$ 2,188,706	$ (131,610)		$ (602)	$ 2,057,746		$ 5,961
Cumulative adjustment for adoption of ASC 326 Financial Instruments - Credit Losses		$ (7,509)				$ (7,509)			$ (7,509)
Net loss / (income)	(126,714)				(126,715)			(126,715)		1
Loss on foreign currency translation, net of tax of $0	(1,817)						(1,817)	(1,817)
Contributions from non-controlling interest holders	5,336									5,336
Ending balance at Dec. 31, 2020	1,933,003		1,252	2,188,706	(265,834)		(2,419)	1,921,705		11,298
Net loss / (income)	(110,328)				(110,954)			(110,954)		626
Loss on foreign currency translation, net of tax of $0	(1,406)						(1,406)	(1,406)
Contributions from non-controlling interest holders	26,000									26,000
Contribution from Topco (see Note 2)	1,648			1,648				1,648
Capital injection in Legacy Paysafe (See Note 22)	10,694		2	10,692				10,694
Shared based compensation	90,007			90,007				90,007
Share issuance, net of transaction expenses (See Note 2)	1,848,278		200	1,848,078				1,848,278
Capital reorganization (See Note 2)	(2,448,800)		(921)	(2,447,879)				(2,448,800)
Merger recapitalization (See Note 2)	1,358,672		190	1,258,401				1,258,591		100,081
Shares issued upon warrants exercised	1			1				1
Ending balance at Dec. 31, 2021	$ 2,707,769		723	2,949,654	(376,788)		(3,825)	2,569,764		138,005
Ending balance, shares at Dec. 31, 2021	60,309,596
Net loss / (income)	$ (1,862,284)				(1,862,655)			(1,862,655)		371
Loss on foreign currency translation, net of tax of $0	(34,251)						(34,251)	(34,251)
Contributions from non-controlling interest holders				38,295				38,295		(38,295)
Shared based compensation	48,400			48,400				48,400
Restricted stock units issued			5	(5)
Shares issued upon warrants exercised	3		1	2				3
Reverse stock split (Note 1)			1	(1)
LLC Units Surrendered (Note 2)				100,081				100,081		$ (100,081)
Ending balance at Dec. 31, 2022	$ 859,637		$ 730	$ 3,136,426	$ (2,239,443)		$ (38,076)	$ 859,637
Ending balance, shares at Dec. 31, 2022	60,788,816